ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (TABLES)	12 Months Ended
Mar. 31, 2013
Accrued Liabilities Current and Other Liabilities Current [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
Accrued expenses and other current liabilities consisted of the following:

	As of March 31,
	2012	2013
	$	$

Accrued payroll and employee benefits	852	885
Deposits received from customers	72	16
Accrued audit fee	175	252
Accrued commission expense	30	8
Others	195	225

	1,324	1,386